Revenue and Other Income - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income	$ 7.2	$ 6.9
Road Use Recoveries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income	$ 7.2	$ 6.9